Current Taxes and Deferred Taxes - Current Taxes (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Income taxes	$ 222,266	$ 134,781
Monthly prepaid taxes (PPM)	(143,200)	(126,917)
Credit for training expenses	(1,900)	(2,224)
Other	(1,234)	(1,410)
Total tax (receivable) payable, net	$ 75,932	$ 4,230